Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On(5):
Fiscal Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Total Shareholder Return	Peer Group Total Shareholder Return(6)	Net Loss(7) ($ thousands)	Adjusted EBITDA(8) ($ thousands)
2023	1,998,407	358,008	987,049	313,369	37.41	87.47	(459,650)	(36,505)
2022	6,098,503	(4,939,212)	2,972,559	(1,405,292)	60.54	92.55	(123,124)	(42,375)
2021	2,592,000	17,507,616	1,656,901	6,936,121	149.23	118.90	(50,652)	(26,939)

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Singh for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported represent the amount of compensation actually paid to Mr. Singh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Singh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table titled “Pay Versus Performance Calculation Detail” displays the adjustments made to Mr. Singh’s total compensation each year to determine the compensation actually paid.
(3)	The dollar amounts reported are the average of the amounts of total compensation reported for the Company’s non-CEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.
(4)	The dollar amounts reported represent the average amount of compensation actually paid to the Company’s non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-CEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table titled “Pay Versus Performance Calculation Detail” displays the adjustments made to the non-CEO NEOs total compensation each year to determine the compensation actually paid.
(5)	Based on an initial fixed investment of $100 on July 2, 2020, the date on which our common stock first began trading on the Nasdaq Global Select Market, until the last day of each reported fiscal year.
(6)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Health Care Index.
(7)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
(8)	The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance, as described above in “Compensation Discussion and Analysis.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Singh for each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Health Care Index.

PEO Total Compensation Amount	$ 1,998,407	$ 6,098,503	$ 2,592,000
PEO Actually Paid Compensation Amount	$ 358,008	(4,939,212)	17,507,616
Adjustment To PEO Compensation, Footnote [Text Block]

	CEO			Non-CEO NEO Average
	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$1,998,407	$6,098,503	$2,592,000	$987,049	$2,972,559	$1,656,901
Less: Value of Equity Awards Reported in Summary Compensation Table	(1,219,907)	(5,251,267)	(1,764,000)	(440,303)	(2,357,233)	(1,020,117)
Year-end Fair Value of Equity Awards Granted in the Fiscal Year	1,798,778	1,620,862	5,001,934	649,214	727,586	2,778,852
Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(840,100)	(6,598,321)	8,675,493	(344,716)	(2,517,115)	2,597,989
Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(1,379,170)	(808,989)	3,002,189	(513,860)	(231,089)	922,496
Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	(24,015)	-	-
Compensation Actually Paid	$358,008	$(4,939,212)	$17,507,616	$313,369	$(1,405,292)	$6,936,121

Non-PEO NEO Average Total Compensation Amount	$ 987,049	2,972,559	1,656,901
Non-PEO NEO Average Compensation Actually Paid Amount	$ 313,369	(1,405,292)	6,936,121
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	CEO			Non-CEO NEO Average
	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$1,998,407	$6,098,503	$2,592,000	$987,049	$2,972,559	$1,656,901
Less: Value of Equity Awards Reported in Summary Compensation Table	(1,219,907)	(5,251,267)	(1,764,000)	(440,303)	(2,357,233)	(1,020,117)
Year-end Fair Value of Equity Awards Granted in the Fiscal Year	1,798,778	1,620,862	5,001,934	649,214	727,586	2,778,852
Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(840,100)	(6,598,321)	8,675,493	(344,716)	(2,517,115)	2,597,989
Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(1,379,170)	(808,989)	3,002,189	(513,860)	(231,089)	922,496
Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	(24,015)	-	-
Compensation Actually Paid	$358,008	$(4,939,212)	$17,507,616	$313,369	$(1,405,292)	$6,936,121

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
●	Revenue
●	Adjusted EBITDA
●	Annual Recurring Revenue
●	Net Promoter Score

Total Shareholder Return Amount	$ 37.41	60.54	149.23
Peer Group Total Shareholder Return Amount	87.47	92.55	118.90
Net Income (Loss)	$ (459,650,000)	$ (123,124,000)	$ (50,652,000)
Company Selected Measure Amount	(36,505,000)	(42,375,000)	(26,939,000)
PEO Name	Mr. Singh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance, as described above in “Compensation Discussion and Analysis.”

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annual Recurring Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Promoter Score
PEO [Member] | Value of Equity Awards Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,219,907)	$ (5,251,267)	$ (1,764,000)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,798,778	1,620,862	5,001,934
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(840,100)	(6,598,321)	8,675,493
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,379,170)	(808,989)	3,002,189
Non-PEO NEO [Member] | Value of Equity Awards Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(440,303)	(2,357,233)	(1,020,117)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	649,214	727,586	2,778,852
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(344,716)	(2,517,115)	2,597,989
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(513,860)	$ (231,089)	$ 922,496
Non-PEO NEO [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (24,015)